Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 639.8	$ 655.6
Accounts and notes receivable, net	683.1	670.2
Inventories:
Parts and finished equipment	32.8	29.3
Work in process and materials	22.3	20.7
Deferred income taxes	24.1	21.6
Prepaid expenses and other current assets	138.7	115.0
Total	1,540.8	1,512.4
Properties	1,095.5	1,262.2
Less - Accumulated depreciation and amortization	920.8	1,085.8
Properties, net	174.7	176.4
Outsourcing assets, net	115.5	126.3
Marketable software, net	129.1	124.2
Prepaid postretirement assets	83.7	3.3
Deferred income taxes	112.3	162.7
Goodwill	188.7	192.3
Other long-term assets	165.2	122.8
Total	2,510.0	2,420.4
Current liabilities
Current maturities of long-term debt		0.3
Accounts payable	246.7	228.6
Deferred revenue	402.4	389.5
Other accrued liabilities	375.7	411.9
Total	1,024.8	1,030.3
Long-term debt	210.0	210.0
Long-term postretirement liabilities	1,697.2	2,553.5
Long-term deferred revenue	122.7	123.1
Other long-term liabilities	119.2	92.2
Commitments and contingencies
Deficit
6.25% mandatory convertible preferred stock, net of issuance costs (2.6 million shares issued)	249.7	249.7
Common stock, par value $.01 per share (100.0 million shares authorized; 45.1 million shares and 44.3 million shares issued)	0.4	0.4
Accumulated deficit	(1,782.5)	(1,891.0)
Treasury stock, at cost	(62.4)	(48.8)
Paid-in capital	4,227.7	4,223.1
Accumulated other comprehensive loss	(3,333.4)	(4,133.6)
Total Unisys stockholders' deficit	(700.5)	(1,600.2)
Noncontrolling interests	36.6	11.5
Total deficit	(663.9)	(1,588.7)
Total	$ 2,510.0	$ 2,420.4